CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 329,000,000	$ 516,000,000		$ 584,000,000
Prepaid expenses	48,000,000	42,000,000		44,000,000
Total current assets	1,043,000,000	1,052,000,000		869,000,000
Total assets	3,736,000,000	3,771,000,000		2,758,000,000
Current liabilities:
Total current liabilities	801,000,000	721,000,000		570,000,000
Total liabilities	2,337,000,000	2,277,000,000		1,774,000,000
Commitments and contingencies (Note 7)
Shareholders' deficit:
Additional paid-in capital	2,558,000,000	2,560,000,000		1,752,000,000
Accumulated deficit	(1,156,000,000)	(1,065,000,000)		(592,000,000)
Total shareholders' deficit	1,233,000,000	1,333,000,000		981,000,000
Total liabilities, temporary equity and shareholders' deficit	3,736,000,000	3,771,000,000		2,758,000,000
Apollo Strategic Growth Capital
Current assets:
Cash	80,242	161,277		257,872
Prepaid expenses	336,193	495,915		1,125,255
Total current assets	416,435	657,192		1,383,127
Investments held in Trust Account	817,678,426	817,356,537		816,985,533
Total assets	818,094,861	818,013,729		818,368,660
Current liabilities:
Accounts payable and accrued offering costs	5,594,897	6,560,426		383,164
Advances from related party	4,258,589	2,040,211		373,517	$ 0
Note payable - Sponsor	5,800,000	5,800,000		1,500,000
Total current liabilities	15,653,486	14,400,637		2,256,681
Derivative warrant liabilities	60,098,285	55,943,533		74,642,310
Deferred underwriting compensation	28,588,350	28,588,350		28,588,350
Total liabilities	104,340,121	98,932,520		105,487,341
Commitments and contingencies (Note 7)
Temporary Equity:
Class A ordinary shares subject to possible redemption; 81,681,000 shares (at $10.00 per share) as of March 31, 2022 and December 31, 2021	816,810,000	816,810,000		816,810,000
Shareholders' deficit:
Accumulated deficit	(103,056,281)	(97,729,812)		(103,929,702)
Total shareholders' deficit	(103,055,260)	(97,728,791)	$ (83,645,535)	(103,928,681)	$ 1,854
Total liabilities, temporary equity and shareholders' deficit	818,094,861	818,013,729		818,368,660
Class A ordinary shares | Apollo Strategic Growth Capital
Temporary Equity:
Class A ordinary shares subject to possible redemption; 81,681,000 shares (at $10.00 per share) as of March 31, 2022 and December 31, 2021	816,810,000	816,810,000		816,810,000
Class B ordinary shares | Apollo Strategic Growth Capital
Shareholders' deficit:
Ordinary shares	$ 1,021	$ 1,021		$ 1,021